SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Research and development expenses	$ 20	$ 116	$ 369	$ 1,938
Other Expense [Member]
Research and development expenses			14	24
Asset Management Arrangement [Member]
Research and development expenses				14
Salaries And Related Expenses [Member]
Research and development expenses				71
IPR&D [Member]
Research and development expenses				1,662
Subcontractors [Member]
Research and development expenses			353	138
Depreciation [Member]
Research and development expenses			2	13
Vehicle Maintenance [Member]
Research and development expenses				14
Laboratory And Field Tests [Member]
Research and development expenses				$ 2